Consolidated Statement of Stock Holders Equity (Deficit) (USD $)	Total	Common Stock, $0.001 Par Value Number of Shares [Member]	Common Stock, $0.001 Par Value Amount [Member]	Additional paid-in Capital [Member]	Common stock to be Issued [Member]	Accumulated Deficit [Member]	Stockholders Equity Deficit [Member]	Non- controlling Interest [Member]
Balance at Apr. 11, 2011	$ 100		$ 6,000	$ (5,900)
Balance, shares at Apr. 11, 2011			6,000,000
Common shares deemed issued in reverse acquisition	(118,288)	79,800,000	79,800	(198,088)
Common shares issued for cash at $0.25 per share on October 04, 2011	100,000	400,000	400	99,600
Common shares issued for notes conversion at $0.25 per share on October 4, 2011	350,000	1,400,000	1,400	348,600
Common shares issued for conversion of accrued interest at $0.25 per share on October 4, 2011	18,713	74,850	75	18,638
Stock Issued During Period Shares Restricted Stock Award Gross	750,000	3,000,000	3,000	747,000
Common shares issued for future director services	(750,000)			(750,000)
Common Shares Issued For Future Director Services Earned During The Period	187,500			187,500
Make good shares released to officer	750,000	3,000,000	3,000	747,000
Balance at Mar. 31, 2012	(790,445)		58,355	1,474,751		(2,323,551)	(790,445)
Balance, shares at Mar. 31, 2012			58,354,775
Restricted Common Shares Issued For Farm Management Services To ARelated Party	272,550	500,000	500	272,050			272,550
Restriced Common Shares Issued For Technology Rights Valued	1,635,300	3,000,000	3,000	1,632,300			1,635,300
Common Shares Issued For Notes Conversion	500,000	600,858	601	499,399			500,000
Common Shares Issued For Conversion Of Accrued Interest	27,740	33,335	33	27,707			27,740
Common Shares And Warrants Issued For Cash To Two Investors	500,000	1,066,667	1,067	498,933			500,000
Warrants Issued To Investors In Connection With The Sale Of Equity Units On August 6, 2012	(381,300)			(381,300)			(381,300)
Commissions And Legal Fees In Connection With The Stock Sales	(52,500)			(52,500)			(52,500)
Warrants Issued To Placement Agent In Connection With The Sale Of Equity Units On August 6, 2012	(30,504)			(30,504)			(30,504)
Issuance Of Warrants In Connection Withconvertible Note Payable Issued In February And March 2013	220,438			220,438			220,438
Beneficial Conversion Feature In Connection With Convertible Note Payable Issued In February And March 2013	224,350			224,350			224,350
Common Shares Issued For Future Director Services on October 4, 2011 During the Period	375,000			375,000			375,000
Net Loss for 2013	(2,250,022)					(2,035,864)	(2,035,864)	(214,158)
Balance at Mar. 31, 2013	464,765		63,556	4,760,624		(4,359,415)	464,765	(214,158)
Balance, shares at Mar. 31, 2013			63,555,635
Common shares issued for conversion of accrued interest at $0.25 per share on October 4, 2011	15,538,882
Stock Issued During Period Shares Restricted Stock Award Gross		1,500,000
Common shares issued for future director services	187,500		1,500	186,000			187,500
Common Shares Issued For Future Director Services Earned During The Period	7,811			7,811			7,811
Common Shares Issued For Future Director Services on October 4, 2011 During the Period	93,750			93,750			93,750
Common shares issued for consulting services valued at $0.20 per share on April 30, 2013	100,000	500,000	500	99,500			100,000
Exercise of warrant with exercise price adjusted to $0.20 per share on May 6, 2013	170,666	853,333	853	169,813			170,666
Commissions and legal fees paid in connection with the sale of equity units on May 6, 2013	(18,653)			(18,653)			(18,653)
Reclassification Of Derivative Liability To Additional Paid In Capital Associated With The Exercise Of Warrants	595,852			595,852			595,852
Warrants issued to investors in connection with warrants exercised on May 6, 2013 classified as derivative liability	(833,106)			(833,106)			(833,106)
Make good shares released to officer	600,000	3,000,000	3,000	597,000			600,000
Reclassification Of Derivative Liability To Additional Paid In Capital Associated With Reclassification Of Warrants	(167,949)			(167,949)			(167,949)
Common shares issued for future director services on October 4, 2011 earned during the period ending September 30,2013	93,750			93,750			93,750
Anti-dilution shares issued in accordance with the Security Purchase Agreement dated August 1, 2012 on October 1, 2013		286,666	286	(286)
Common shares issued for future director service on December 4, 2013	(187,500)			(187,500)
Common shares issued per debt settlement agreement for past due accounts payable and related settlement costs	1,708,937	13,000,000	13,000	1,416,715	279,222		1,708,937
Net Loss For December Nine Months Ended	(2,149,272)					(2,017,484)	(2,017,484)	(131,788)
Balance at Dec. 31, 2013	$ 798,339		$ 82,695	$ 6,813,321	$ 279,222	$ (6,376,899)	$ 798,339	$ (345,946)
Balance, shares at Dec. 31, 2013			82,695,634